Short Term Deposits	12 Months Ended
Dec. 31, 2025
Short Term Deposits [Abstract]
SHORT TERM DEPOSITS

NOTE 4 – SHORT TERM DEPOSITS

	December 31,
(in thousands)	2025	2024

Bank deposits in U.S. $ (annual average interest rates 4.97% and 5.863%)	$61	$9,259
Bank deposits in NIS (annual average interest rates 4.34% and 4.410%)	3,800	10,936
	$3,861	$20,195